Significant Accounting Policies and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements
2.	Significant Accounting Policies and Recent Accounting Pronouncements

The Company has determined that it operates under one reportable segment, that of operating tanker vessels, and the assets of such segment are presented under the caption Total assets in the accompanying consolidated balance sheets. The accounting policies applied to the reportable segment are the same as those used in the preparation of the Company’s consolidated financial statements.

A discussion of the Company’s significant accounting policies and the recent accounting pronouncements can be found in Note 2 of the Company’s Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2025, filed with the SEC on April 27, 2026. There have been no material changes to these policies or pronouncements during the six months ended June 30, 2026, except for:

Allowance for Doubtful Accounts and Provision for Credit Losses:

The Company, following the Accounting Standard Update (“ASU”) No. 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, issued in July 2025, adopted the practical expedient to assume that the current conditions as of the balance sheet date will remain unchanged for the remaining life of the asset when developing a reasonable and supportable forecast as part of estimating expected credit losses on these assets, effective January 1, 2026. There was no material impact for the Company due to the foregoing ASU’s amendments, since as of December 31, 2025 and June 30, 2026, the Company’s outstanding receivables and contracts assets accounted for under ASC 606 were not significant.

Recent Accounting Pronouncements – Not yet adopted:

In May 2026, the FASB issued ASU 2026-02, Environmental Credits and Environmental Credit Obligations (Topic 818) establishing guidance on how to recognize, measure, present and disclose environmental credits and certain related obligations that can be settled with environmental credits. For public business entities, the amendments are effective for annual reporting periods beginning after 15 December 2027, and interim periods within those annual reporting periods. For all other entities, the amendments are effective for annual reporting periods beginning after 15 December 2028, and interim periods within those annual reporting periods. Early adoption is permitted. Entities are required to apply the guidance on a retrospective basis by recognizing a cumulative effect adjustment to retained earnings at the date of initial application (prior annual periods are not recast). The Company is currently assessing the impact of this ASU on its consolidated financial statements.